Positions or transactions deriving from atypical and/or unusual operations	12 Months Ended
Dec. 31, 2020
Positions or transactions deriving from atypical and/or unusual operations
Positions or transactions deriving from atypical and/or unusual operations	39 Positions or transactions deriving from atypical and/or unusual operations In 2020, in 2019 and 2018, no transactions deriving from atypical and/or unusual operations were reported.